Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value Initial Fixed $100
					Investment Based on:
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total	Net
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder	Shareholder	Income
	PEO	PEO	non-PEO NEOs	non-PEO NEOs	Return	Return	(Loss)	EBIT
Year	($)	($)(1)	($)	($)(1)	($)(2)	($)(2)	($ millions)	($ millions)(3)

2023	11,779,768	14,408,779	2,842,148	2,967,069	137.84	109.91	(103)	943
2022	12,244,474	21,333,867	2,793,575	3,925,060	139.47	106.60	584	753
2021	10,794,495	6,373,916	2,480,792	1,992,573	101.26	139.20	149	680
2020	8,783,162	8,969,913	1,846,407	1,473,863	100.18	125.67	249	579
(1)	Amounts represent compensation actually paid to the Chief Executive Officer (referred to in this section as the PEO) and the average compensation actually paid to the remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2023	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno
2022	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno
2021	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno, Giancarlo Currarino
2020	Andres A. Lopez	John A. Haudrich, Arnaud Aujouannet, Vitaliano Torno, Giancarlo Currarino, Miguel I. Alvarez, Mary Beth Wilkinson

Compensation actually paid to the NEOs represents the “Total” compensation reported in the 2023 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Award Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Value as of Prior YE for Prior Year Award Forfeited During the Year	Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
CEO
2023	$(7,654,430)	$6,002,733	$1,789,675	$2,874,924	$-	$(383,892)	$-	$2,629,011

Avg. Other NEOs
2023	(1,107,767)	868,730	243,855	363,622	-	(326,185)	82,667	124,922

(2)	For the relevant year, represents the cumulative TSR (the “Peer Group TSR”) of the following peer companies (which comprise a packaging group consisting of companies with lines of business or product end uses comparable to those of the Company for which market quotations are available): AptarGroup, Inc., Ardagh Group S.A., Ball Corp., Crown Holdings, Inc., O-I Glass, Inc., Sealed Air Corp., Silgan Holdings Inc., and Sonoco Products Co. TSR amounts reported in the graph (both for O-I’s TSR and for the Peer Group TSR) assume an initial fixed investment of $100 in the Company’s common stock or in the peer group, as applicable, for the period beginning on December 31, 2019 through the end of the relevant fiscal year, and that all dividends, if any, were reinvested.I

(3)	EBIT is a non-GAAP measure. See Appendix A for a calculation of this measure.

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote
(1)	Amounts represent compensation actually paid to the Chief Executive Officer (referred to in this section as the PEO) and the average compensation actually paid to the remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2023	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno
2022	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno
2021	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno, Giancarlo Currarino
2020	Andres A. Lopez	John A. Haudrich, Arnaud Aujouannet, Vitaliano Torno, Giancarlo Currarino, Miguel I. Alvarez, Mary Beth Wilkinson

Peer Group Issuers, Footnote
(2)	For the relevant year, represents the cumulative TSR (the “Peer Group TSR”) of the following peer companies (which comprise a packaging group consisting of companies with lines of business or product end uses comparable to those of the Company for which market quotations are available): AptarGroup, Inc., Ardagh Group S.A., Ball Corp., Crown Holdings, Inc., O-I Glass, Inc., Sealed Air Corp., Silgan Holdings Inc., and Sonoco Products Co. TSR amounts reported in the graph (both for O-I’s TSR and for the Peer Group TSR) assume an initial fixed investment of $100 in the Company’s common stock or in the peer group, as applicable, for the period beginning on December 31, 2019 through the end of the relevant fiscal year, and that all dividends, if any, were reinvested.I

PEO Total Compensation Amount	$ 11,779,768	$ 12,244,474	$ 10,794,495	$ 8,783,162
PEO Actually Paid Compensation Amount	$ 14,408,779	21,333,867	6,373,916	8,969,913
Adjustment To PEO Compensation, Footnote

Compensation actually paid to the NEOs represents the “Total” compensation reported in the 2023 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Award Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Value as of Prior YE for Prior Year Award Forfeited During the Year	Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
CEO
2023	$(7,654,430)	$6,002,733	$1,789,675	$2,874,924	$-	$(383,892)	$-	$2,629,011

Avg. Other NEOs
2023	(1,107,767)	868,730	243,855	363,622	-	(326,185)	82,667	124,922

Non-PEO NEO Average Total Compensation Amount	$ 2,842,148	2,793,575	2,480,792	1,846,407
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,967,069	3,925,060	1,992,573	1,473,863
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to the NEOs represents the “Total” compensation reported in the 2023 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Award Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Value as of Prior YE for Prior Year Award Forfeited During the Year	Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
CEO
2023	$(7,654,430)	$6,002,733	$1,789,675	$2,874,924	$-	$(383,892)	$-	$2,629,011

Avg. Other NEOs
2023	(1,107,767)	868,730	243,855	363,622	-	(326,185)	82,667	124,922

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Management believes the following performance measures represent the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for the fiscal year ended December 31, 2023:

●	EBIT,
●	FCF,
●	ROIC,
●	EPS,
●	TSR, and
●	r-TSR

Total Shareholder Return Amount	$ 137.84	139.47	101.26	100.18
Peer Group Total Shareholder Return Amount	109.91	106.60	139.20	125.67
Net Income (Loss)	$ (103,000,000)	$ 584,000,000	$ 149,000,000	$ 249,000,000
Company Selected Measure Amount	943,000,000	753,000,000	680,000,000	579,000,000
PEO Name	Andres A. Lopez
Measure:: 1
Pay vs Performance Disclosure
Name	EBIT
Non-GAAP Measure Description
(3)	EBIT is a non-GAAP measure. See Appendix A for a calculation of this measure.

Measure:: 2
Pay vs Performance Disclosure
Name	FCF
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	EPS
Measure:: 5
Pay vs Performance Disclosure
Name	TSR
Measure:: 6
Pay vs Performance Disclosure
Name	r-TSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,629,011
PEO | Subtract amounts reported in the "Stock Awards" and "Option Awards" columns in the SCT for applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,654,430)
PEO | YE Value of Current Year Award Outstanding as of YE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,002,733
PEO | Change in Value as of YE for Prior Year Awards Outstanding as of YE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,789,675
PEO | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,874,924
PEO | Change in Actuarial Value of Pension Benefits During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(383,892)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,922
Non-PEO NEO | Subtract amounts reported in the "Stock Awards" and "Option Awards" columns in the SCT for applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,107,767)
Non-PEO NEO | YE Value of Current Year Award Outstanding as of YE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	868,730
Non-PEO NEO | Change in Value as of YE for Prior Year Awards Outstanding as of YE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,855
Non-PEO NEO | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	363,622
Non-PEO NEO | Change in Actuarial Value of Pension Benefits During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,185)
Non-PEO NEO | Increase for Service Cost and, if applicable, Prior Service Cost for pension plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 82,667